Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Feb. 26, 2016
Russell 3000 Index
Account Value [Line Items]
Account Value	$ 34,154	$ 33,277	$ 31,326	$ 30,350	$ 27,586	$ 24,615	$ 25,442	$ 23,474	$ 21,901	$ 20,434	$ 21,388	$ 25,677	$ 27,108	$ 24,806	$ 24,832	$ 22,941	$ 21,572	$ 18,810	$ 17,224	$ 14,115	$ 17,845	$ 16,357	$ 16,169	$ 15,533	$ 13,620	$ 15,893	$ 14,836	$ 14,281	$ 14,373	$ 13,517	$ 12,926	$ 12,547	$ 11,866	$ 11,387	$ 10,907	$ 10,627	$ 10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	34,154	33,277	31,326	30,350	27,586	24,615	25,442	23,474	21,901	20,434	21,388	25,677	27,108	24,806	24,832	22,941	21,572	18,810	17,224	14,115	17,845	16,357	16,169	15,533	13,620	15,893	14,836	14,281	14,373	13,517	12,926	12,547	11,866	11,387	10,907	10,627	10,000
Russell 3000 Index
Account Value [Line Items]
Account Value	1,707,677	1,663,863	1,566,296	1,517,494	1,379,297	1,230,726	1,272,118	1,173,684	1,095,055	1,021,678	1,069,424	1,283,840	1,355,383	1,240,312	1,241,575	1,147,060	1,078,602	940,518	861,221	705,760	892,234	817,833	808,434	776,631	680,996	794,648	741,802	714,035	718,667	675,837	646,292	627,374	593,299	569,334	545,350	531,373	500,000
Russell 1000 Value Index
Account Value [Line Items]
Account Value	24,571	25,068	22,907	23,415	21,484	19,621	20,262	19,469	19,275	17,145	18,166	20,692	20,846	19,343	19,495	18,530	16,655	14,327	13,568	11,872	16,202	15,085	14,883	14,332	12,804	14,505	13,722	13,563	13,958	13,252	12,852	12,681	12,280	11,511	11,124	10,637	10,000
Russell 1000 Value Index
Account Value [Line Items]
Account Value	24,571	25,068	22,907	23,415	21,484	19,621	20,262	19,469	19,275	17,145	18,166	20,692	20,846	19,343	19,495	18,530	16,655	14,327	13,568	11,872	16,202	15,085	14,883	14,332	12,804	14,505	13,722	13,563	13,958	13,252	12,852	12,681	12,280	11,511	11,124	10,637	10,000
Russell 1000 Value Index
Account Value [Line Items]
Account Value	$ 1,228,548	$ 1,253,377	$ 1,145,369	$ 1,170,727	$ 1,074,204	$ 981,029	$ 1,013,093	$ 973,430	$ 963,734	$ 857,257	$ 908,279	$ 1,034,612	$ 1,042,301	$ 967,151	$ 974,754	$ 926,500	$ 832,772	$ 716,345	$ 678,404	$ 593,578	$ 810,124	$ 754,247	$ 744,160	$ 716,610	$ 640,205	$ 725,234	$ 686,100	$ 678,128	$ 697,903	$ 662,613	$ 642,597	$ 634,071	$ 614,002	$ 575,574	$ 556,213	$ 531,838	$ 500,000